(LOSS) / INCOME PER SHARE	12 Months Ended
Dec. 31, 2025
(LOSS) / INCOME PER SHARE
(LOSS) / INCOME PER SHARE

13.          (LOSS) / INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss) / income per ordinary share for the following years:

	Years ended December 31,
	2023	2024	2025

Numerator:
Net (loss) / income attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd. — basic	$(9,590)	$(2,489)	$8,279
Adjusted net (loss) / income attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd. — diluted	(9,590)	(2,489)	8,279

Denominator:
Weighted average number of shares — basic	225,940,602	221,126,969	219,414,228
Effects of dilutive securities
Options and nonvested shares	—	—	160,340
Weighted average number of shares — diluted	225,940,602	221,126,969	219,574,568

Net (loss) / income per ordinary share — basic	$(0.04)	$(0.01)	$0.04
Net (loss) / income per ordinary share — diluted	$(0.04)	$(0.01)	$0.04

For the year ended December 31, 2023, outstanding options of 5,734,080 and nonvested shares of 150,000 were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive.

For the year ended December 31, 2024, outstanding options of 6,842,494 and nonvested shares of 104,000 were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive.

For the year ended December 31, 2025, outstanding options of 5,617,038 and nonvested shares of 36,000 were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive.